Other assets (Tables)	12 Months Ended
Mar. 31, 2024
Other Assets Disclosure
Other assets include the following:

	As of March 31,
	2023		2024		2024

	(In millions)

Security deposits for leased property	Rs.	6,461.8	Rs.	9,678.4	US$	116.1
Sundry accounts receivable		84,217.8		129,187.8		1,550.1
Advance tax (net of provision for taxes)		52,006.4		173,281.9		2,079.2
Advances		14,724.3		51,036.8		612.4
Prepaid expenses		4,757.4		9,484.0		113.8
Deposits/Margins paid		14,959.0		48,100.4		577.2
Derivatives (refer to note 2 5 )		121,749.4		109,038.5		1,308.4
Placements with financial institutions		970,063.2		1,330,263.5		15,961.9
Receivable on account of trade date		8,442.2		295.5		3.5
ROU assets		89,989.3		121,302.5		1,455.5
Others (*)		129,380.8		546,542.0		6,558.0

Total	Rs.	1,496,751.6	Rs.	2,528,211.3	US$	30,336.1

( * )
Others include equity securities and affiliates with carrying value amounting to Rs. 22,103.4 million and Rs. 317,593.5 million as of March 31, 2023 and March 31, 2024, respectively. Equity securities include non-marketable equity securities carried at cost of Rs. 2,640.8 million and Rs. 14,646.7 million as of March 31, 2023 and March 31, 2024, respectively. Unrealized gain/(loss) recognized in non-interest revenue–other, net amount to Rs. 7,160.1 million and Rs. 11,759.4 million for the fiscal years ended March 31, 2023 and March 31, 2024, respectively. Further, Others also includes reinsurance assets amounting to Rs. 105,661.6 millio
n
 and deferred acquisition assets amounting to Rs. 60,531.9 million as of March 31, 2024.